Note 15 - Segment Disclosures (Details)	12 Months Ended
Dec. 31, 2014
Note 15 - Segment Disclosures (Details) [Line Items]
Number of Reportable Segments	2
Water and Environmental Services [Member] | Operating Segments [Member]
Note 15 - Segment Disclosures (Details) [Line Items]
Number of Operating Entities Under Reportable Segment	10